Quarterly Report
September 30, 2023
MFS®  Total Return Series
MFS® Variable Insurance Trust
VTR-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 58.1%
Aerospace & Defense – 1.8%
General Dynamics Corp.	34,688	$7,665,007
Honeywell International, Inc.	65,475	12,095,852
Howmet Aerospace, Inc.	124,792	5,771,630
L3Harris Technologies, Inc.	61,412	10,693,057
		$36,225,546
Alcoholic Beverages – 0.8%
Constellation Brands, Inc., “A”	41,792	$10,503,584
Diageo PLC	176,344	6,503,360
		$17,006,944
Automotive – 1.8%
Aptiv PLC (a)	159,089	$15,684,584
Lear Corp.	77,073	10,343,197
LKQ Corp.	236,209	11,694,708
		$37,722,489
Broadcasting – 0.9%
Omnicom Group, Inc.	168,311	$12,535,803
Warner Bros. Discovery, Inc. (a)	552,059	5,995,361
		$18,531,164
Brokerage & Asset Managers – 2.6%
Cboe Global Markets, Inc.	62,449	$9,755,158
Charles Schwab Corp.	584,312	32,078,729
CME Group, Inc.	37,437	7,495,636
Invesco Ltd.	266,949	3,876,100
		$53,205,623
Business Services – 2.2%
Accenture PLC, “A”	36,911	$11,335,737
Amdocs Ltd.	93,461	7,896,520
Cognizant Technology Solutions Corp., “A”	110,794	7,505,186
Fidelity National Information Services, Inc.	146,609	8,103,079
Fiserv, Inc. (a)	94,077	10,626,938
		$45,467,460
Cable TV – 2.0%
Comcast Corp., “A”	909,751	$40,338,359
Chemicals – 0.6%
PPG Industries, Inc.	101,219	$13,138,226
Computer Software – 2.7%
Dun & Bradstreet Holdings, Inc.	878,670	$8,777,914
Microsoft Corp.	125,847	39,736,190
Oracle Corp.	72,324	7,660,558
		$56,174,662
Computer Software - Systems – 0.3%
Seagate Technology Holdings PLC	76,682	$5,057,178

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.7%
Masco Corp.	386,859	$20,677,614
Stanley Black & Decker, Inc.	115,056	9,616,380
Summit Materials, Inc., “A” (a)	113,667	3,539,590
		$33,833,584
Consumer Products – 0.5%
Kenvue, Inc.	525,239	$10,546,799
Consumer Services – 0.3%
Booking Holdings, Inc. (a)	1,709	$5,270,471
Electrical Equipment – 1.1%
Johnson Controls International PLC	433,608	$23,072,282
Electronics – 2.9%
Analog Devices, Inc.	19,447	$3,404,975
Applied Materials, Inc.	94,148	13,034,791
Intel Corp.	497,502	17,686,196
NXP Semiconductors N.V.	95,182	19,028,785
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	83,652	7,269,359
		$60,424,106
Energy - Independent – 3.2%
ConocoPhillips	243,441	$29,164,232
Hess Corp.	142,773	21,844,269
Pioneer Natural Resources Co.	66,406	15,243,497
		$66,251,998
Energy - Integrated – 0.6%
Suncor Energy, Inc.	346,932	$11,930,936
Food & Beverages – 0.7%
Archer Daniels Midland Co.	83,612	$6,306,017
Danone S.A.	94,748	5,220,228
J.M. Smucker Co.	29,342	3,606,425
		$15,132,670
Health Maintenance Organizations – 1.6%
Cigna Group	115,019	$32,903,485
Insurance – 3.3%
Aon PLC	73,213	$23,737,119
Chubb Ltd.	97,462	20,289,639
Travelers Cos., Inc.	49,063	8,012,478
Willis Towers Watson PLC	77,361	16,165,355
		$68,204,591
Internet – 1.1%
Alphabet, Inc., “A” (a)	172,814	$22,614,440
Leisure & Toys – 0.3%
Electronic Arts, Inc.	48,760	$5,870,704
Machinery & Tools – 3.2%
Eaton Corp. PLC	175,905	$37,517,018
Ingersoll Rand, Inc.	212,366	13,531,962
Regal Rexnord Corp.	102,365	14,625,911
		$65,674,891

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 6.3%
Bank of America Corp.	878,074	$24,041,666
Goldman Sachs Group, Inc.	131,716	42,619,346
JPMorgan Chase & Co.	270,796	39,270,836
Morgan Stanley	186,619	15,241,174
PNC Financial Services Group, Inc.	65,412	8,030,631
		$129,203,653
Medical & Health Technology & Services – 1.4%
ICON PLC (a)	39,311	$9,680,334
McKesson Corp.	44,070	19,163,839
		$28,844,173
Medical Equipment – 1.6%
Becton, Dickinson and Co.	25,565	$6,609,319
Boston Scientific Corp. (a)	151,200	7,983,360
Medtronic PLC	237,799	18,633,930
		$33,226,609
Metals & Mining – 0.2%
Glencore PLC	863,563	$4,938,550
Other Banks & Diversified Financials – 1.1%
Northern Trust Corp.	166,469	$11,566,266
Truist Financial Corp.	397,698	11,378,140
		$22,944,406
Pharmaceuticals – 3.8%
Bayer AG	283,497	$13,622,602
Johnson & Johnson	168,473	26,239,670
Organon & Co.	151,425	2,628,738
Pfizer, Inc.	595,268	19,745,039
Roche Holding AG	39,951	10,897,242
Vertex Pharmaceuticals, Inc. (a)	17,263	6,003,036
		$79,136,327
Railroad & Shipping – 1.0%
Union Pacific Corp.	100,898	$20,545,860
Restaurants – 0.2%
Wendy's Co.	225,256	$4,597,475
Specialty Chemicals – 1.1%
Axalta Coating Systems Ltd. (a)	415,506	$11,177,112
DuPont de Nemours, Inc.	164,382	12,261,253
		$23,438,365
Specialty Stores – 0.5%
Ross Stores, Inc.	28,157	$3,180,333
Walmart Stores, Inc.	45,144	7,219,880
		$10,400,213
Telecommunications - Wireless – 0.8%
T-Mobile USA, Inc.	114,591	$16,048,470
Tobacco – 1.1%
Altria Group, Inc.	58,802	$2,472,624
Philip Morris International, Inc.	218,799	20,256,412
		$22,729,036

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 2.8%
Dominion Energy, Inc.	79,910	$3,569,580
Duke Energy Corp.	155,216	13,699,364
Exelon Corp.	220,547	8,334,471
National Grid PLC	509,951	6,087,156
PG&E Corp. (a)	810,172	13,068,074
Southern Co.	199,770	12,929,115
		$57,687,760
Total Common Stocks		$1,198,339,505
Bonds – 40.0%
Aerospace & Defense – 0.1%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$1,108,000	$964,824
Raytheon Technologies Corp., 4.125%, 11/16/2028	494,000	460,633
		$1,425,457
Asset-Backed & Securitized – 6.1%
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 7.197% ((SOFR - 1mo. + 0.11448%) + 1.75%), 1/15/2037 (n)	$1,851,500	$1,805,344
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 7.119% ((SOFR - 3mo. + 0.26161%) + 1.55%), 1/15/2030 (n)	2,407,803	2,395,453
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 6.646% ((SOFR - 1mo. + 0.11448%) + 1.2%), 12/15/2035 (n)	2,115,000	2,073,825
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.046% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	1,807,500	1,731,572
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 7.413% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	5,076,500	4,910,207
AREIT 2019-CRE3 Trust, “AS”, FLR, 6.746% ((SOFR - 1mo. + 0.11448%) + 1.3%), 9/14/2036 (n)	2,672,133	2,638,718
AREIT 2022-CRE6 Trust, “B”, FLR, 7.163% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	3,088,500	2,987,630
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.032% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	451,901	615,099
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	134,138	135,575
Brazos Securitization LLC, 5.243%, 9/01/2040 (n)	1,552,000	1,473,462
BSPRT 2021-FL6 Issuer Ltd., “AS”, FLR, 6.747% ((SOFR - 1mo. + 0.11448%) + 1.3%), 3/15/2036 (n)	4,964,000	4,776,669
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.496% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	849,500	827,613
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 7.363% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	1,817,000	1,753,881
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	792,244	720,494
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.746% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	5,214,000	4,833,414
CHCP 2021-FL1 Ltd., “AS”, FLR, 6.745% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2038 (n)	2,203,500	2,146,387
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	2,139,309	2,124,866
Columbia Cent CLO 28 Ltd., “A-2-R”, 7.331%, 11/07/2030 (n)	3,492,733	3,451,222
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/14/2056	1,872,416	1,856,036
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	3,810,888
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	1,118,000	1,063,972
Credit Acceptance Auto Loan Trust, 2023-3A, “A”, 6.39%, 8/15/2033 (n)	546,000	544,516
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,208,186
Cutwater 2015-1A Ltd., “AR”, FLR, 6.79% ((SOFR - 3mo. + 0.26161%) + 1.22%), 1/15/2029 (n)	877,282	876,604
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 6.469% ((SOFR - 3mo. + 0.26161%) + 0.9%), 4/15/2029 (n)	1,627,088	1,621,482
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 6.59% ((SOFR - 3mo. + 0.26161%) + 1.02%), 4/15/2031 (n)	4,370,942	4,359,839
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	1,888,095	1,883,491
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	88,384	86,981
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	4,243,101	4,024,657
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	4,880,000	4,699,102
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	3,256,792	3,088,689
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	1,580,599	1,573,963
LCCM 2021-FL2 Trust, “B”, FLR, 7.347% ((SOFR - 1mo. + 0.11448%) + 1.9%), 12/13/2038 (n)	2,562,000	2,421,090
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.196% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	5,288,000	5,164,361
MF1 2020-FL4 Ltd., “A”, FLR, 7.147% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2035 (n)	883,236	881,454
MF1 2021-FL5 Ltd., “AS”, FLR, 6.647% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	5,459,500	5,327,691
MF1 2022-FL8 Ltd., “B”, FLR, 7.277% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	2,251,053	2,175,555
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 7.28% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/29/2030 (n)	3,932,725	3,922,390
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,453,678
Neuberger Berman CLO Ltd., 2013-15A, “BR2”, FLR, 6.919% ((SOFR - 3mo. + 0.26161%) + 1.35%), 10/15/2029 (n)	1,750,540	1,729,500
Neuberger Berman CLO Ltd., 2015-20A, “ARR”, FLR, 6.73% ((SOFR - 3mo. + 0.26161%) + 1.16%), 7/15/2034 (n)	1,900,000	1,890,941
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.357% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	5,195,227	5,102,492

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
OneMain Financial Issuance Trust 2022-3A, “A”, 5.94%, 5/15/2034 (n)	$2,137,000	$2,122,900
PFP III 2021-7 Ltd., “AS”, FLR, 6.596% ((SOFR - 1mo. + 0.114%) + 1.15%), 4/14/2038 (n)	3,201,030	3,169,170
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 6.434% ((SOFR - 1mo. + 0.11448%) + 1%), 4/25/2038 (z)	1,264,501	1,251,062
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 7.234% ((SOFR - 1mo. + 0.11448%) + 1.8%), 11/25/2036 (z)	1,130,000	1,092,636
Residential Funding Mortgage Securities, Inc., FGIC, 3.985%, 12/25/2035	63,221	2,088
Santander Drive Auto Receivables Trust, 2022-6, “A2”, 4.37%, 5/15/2025	33,507	33,488
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 7.113% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	5,210,500	4,970,485
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	480,057	477,835
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 6.647% ((SOFR - 1mo. + 0.11448%) + 1.2%), 3/15/2038 (n)	3,998,520	3,907,234
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 7.019% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	2,010,166	1,966,190
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,120,903
		$126,282,980
Automotive – 0.2%
Lear Corp., 4.25%, 5/15/2029	$656,000	$594,753
Magna International, Inc., 2.45%, 6/15/2030	1,584,000	1,298,545
Stellantis N.V., 2.691%, 9/15/2031 (n)	2,944,000	2,269,056
		$4,162,354
Broadcasting – 0.3%
Walt Disney Co., 3.5%, 5/13/2040	$2,186,000	$1,637,316
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	2,979,000	2,303,924
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	1,692,000	1,257,224
		$5,198,464
Brokerage & Asset Managers – 0.4%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$3,736,000	$3,552,538
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	2,155,000	1,732,103
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	2,431,000	2,079,605
Raymond James Financial, Inc., 4.95%, 7/15/2046	2,057,000	1,702,666
		$9,066,912
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$190,000	$155,670
Masco Corp., 2%, 2/15/2031	3,622,000	2,775,671
Vulcan Materials Co., 3.5%, 6/01/2030	380,000	330,872
		$3,262,213
Business Services – 0.7%
Equinix, Inc., 2.625%, 11/18/2024	$2,863,000	$2,754,526
Equinix, Inc., 1.8%, 7/15/2027	1,829,000	1,578,965
Equinix, Inc., 2.5%, 5/15/2031	2,363,000	1,844,557
Experian Finance PLC, 4.25%, 2/01/2029 (n)	1,450,000	1,359,136
Fiserv, Inc., 2.65%, 6/01/2030	730,000	599,666
Global Payments, Inc., 1.2%, 3/01/2026	2,011,000	1,793,571
Global Payments, Inc., 2.9%, 11/15/2031	1,699,000	1,332,817
Verisk Analytics, Inc., 4.125%, 3/15/2029	1,857,000	1,728,578
Verisk Analytics, Inc., 5.75%, 4/01/2033	1,422,000	1,414,025
		$14,405,841
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$1,053,000	$981,125
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	2,122,000	1,341,908
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	430,000	327,670
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	1,734,000	1,296,170
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	1,333,000	1,010,470
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,526,000	2,715,602
		$7,672,945

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$1,427,000	$1,110,076
Computer Software – 0.1%
Oracle Corp., 4.9%, 2/06/2033	$740,000	$682,080
Roper Technologies, Inc., 2%, 6/30/2030	1,302,000	1,029,575
		$1,711,655
Conglomerates – 0.1%
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	$808,000	$767,539
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	2,112,000	1,985,947
		$2,753,486
Consumer Products – 0.1%
Kenvue, Inc., 4.9%, 3/22/2033 (n)	$2,970,000	$2,838,428
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$1,430,000	$1,357,497
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$2,690,000	$2,103,133
Electronics – 0.1%
Broadcom, Inc., 4.3%, 11/15/2032	$1,329,000	$1,159,472
Broadcom, Inc., 4.926%, 5/15/2037 (n)	683,000	588,696
		$1,748,168
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$4,182,000	$3,394,310
Eni S.p.A., 4.75%, 9/12/2028 (n)	3,564,000	3,413,464
		$6,807,774
Financial Institutions – 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$362,000	$360,549
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	4,225,000	3,784,313
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	2,329,000	2,114,108
Air Lease Corp., 2.2%, 1/15/2027	1,394,000	1,234,445
Air Lease Corp., 2.875%, 1/15/2032	1,830,000	1,426,339
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	682,000	640,355
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	2,183,000	1,944,361
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	1,821,000	1,537,200
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	639,000	635,817
		$13,677,487
Food & Beverages – 0.3%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$2,950,000	$3,513,263
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	737,000	638,926
Diageo Capital PLC, 2.375%, 10/24/2029	2,618,000	2,217,188
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	304,000	262,162
		$6,631,539
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$1,593,000	$1,476,743
Las Vegas Sands Corp., 3.9%, 8/08/2029	783,000	668,238
Marriott International, Inc., 4.625%, 6/15/2030	1,979,000	1,822,973
Marriott International, Inc., 2.85%, 4/15/2031	7,000	5,643
Marriott International, Inc., 2.75%, 10/15/2033	1,600,000	1,207,303
		$5,180,900

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 0.4%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$2,338,000	$2,046,977
Corebridge Financial, Inc., 3.9%, 4/05/2032	3,078,000	2,590,125
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	4,200,000	3,733,037
		$8,370,139
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$1,227,000	$1,219,785
Insurance - Property & Casualty – 0.4%
Aon Corp., 4.5%, 12/15/2028	$1,979,000	$1,885,164
Aon Corp., 3.75%, 5/02/2029	1,893,000	1,716,165
Brown & Brown, Inc., 4.2%, 3/17/2032	2,124,000	1,837,593
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	3,006,000	2,807,635
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	1,087,000	729,831
		$8,976,388
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$629,000	$624,127
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$2,832,000	$2,616,627
CNH Industrial Capital LLC, 4.2%, 1/15/2024	1,679,000	1,669,552
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	410,690
		$4,696,869
Major Banks – 2.3%
Bank of America Corp., 3.5%, 4/19/2026	$1,361,000	$1,284,932
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	3,452,000	2,652,491
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	877,000	659,954
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	2,666,000	2,737,657
Capital One Financial Corp., 3.75%, 3/09/2027	1,728,000	1,581,628
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	4,532,000	3,791,016
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	838,000	843,673
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	880,000	766,290
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	2,180,000	2,167,043
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	2,258,000	1,849,302
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	2,831,000	2,156,057
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	922,000	692,523
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	442,000	380,726
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	476,000	391,093
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	4,631,000	3,583,903
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	1,781,000	1,417,902
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR ((SOFR - 3mo. + 0.26161%) + 1.22%) to 1/23/2049	938,000	680,342
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	2,674,000	2,101,679
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	2,483,000	2,030,128
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	3,130,000	2,464,900
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	5,230,000	4,405,480
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	6,416,000	4,747,520
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	5,150,000	4,162,969
		$47,549,208
Medical & Health Technology & Services – 0.3%
Adventist Health System/West, 5.43%, 3/01/2032	$2,533,000	$2,448,612
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	302,000	248,873
Cigna Corp., 3.2%, 3/15/2040	474,000	333,098
HCA, Inc., 5.125%, 6/15/2039	1,932,000	1,673,595
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	980,000	798,718
Northwell Healthcare, Inc., 3.979%, 11/01/2046	153,000	110,711

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Northwell Healthcare, Inc., 4.26%, 11/01/2047	$1,205,000	$903,879
		$6,517,486
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$1,590,000	$1,328,969
Metals & Mining – 0.4%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$496,000	$444,464
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	1,394,000	1,346,290
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	4,564,000	3,645,904
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	1,695,000	1,339,795
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	709,000	562,601
		$7,339,054
Midstream – 0.3%
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	$1,030,000	$1,023,321
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,881,000	1,615,680
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	512,000	469,535
Spectra Energy Partners LP, 3.375%, 10/15/2026	828,000	770,241
Targa Resources Corp., 4.2%, 2/01/2033	746,000	634,315
Targa Resources Corp., 6.125%, 3/15/2033	2,281,000	2,236,065
		$6,749,157
Mortgage-Backed – 13.3%
Fannie Mae, 5%, 12/01/2023 - 3/01/2041	$1,568,585	$1,535,140
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	2,791,198	2,548,312
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	593,488	601,342
Fannie Mae, 2.5%, 11/01/2031	55,292	49,799
Fannie Mae, 5.5%, 2/01/2033 - 4/01/2040	3,646,791	3,586,917
Fannie Mae, 3%, 2/25/2033 (i)	262,691	22,177
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	3,565,251	3,363,376
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	2,151,031	2,144,210
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	9,520,468	8,403,474
Fannie Mae, 3.25%, 5/25/2040	76,188	68,052
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	6,610,881	6,048,349
Fannie Mae, 2%, 5/25/2044 - 4/25/2046	205,605	183,727
Fannie Mae, 4%, 7/25/2046 (i)	285,634	53,225
Fannie Mae, UMBS, 5.5%, 10/01/2025 - 12/01/2052	2,832,179	2,739,619
Fannie Mae, UMBS, 2%, 9/01/2036 - 4/01/2052	32,185,180	25,603,636
Fannie Mae, UMBS, 2.5%, 11/01/2036 - 5/01/2052	41,534,846	33,495,612
Fannie Mae, UMBS, 5%, 10/01/2037 - 5/01/2053	3,558,284	3,361,326
Fannie Mae, UMBS, 4.5%, 4/01/2038 - 10/01/2052	3,826,779	3,551,539
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 4/01/2052	2,738,862	1,979,732
Fannie Mae, UMBS, 3%, 6/01/2051 - 8/01/2052	15,077,586	12,507,469
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 4/01/2053	3,391,999	2,919,335
Fannie Mae, UMBS, 6%, 12/01/2052 - 2/01/2053	906,904	906,277
Freddie Mac, 1.042%, 4/25/2024 (i)	3,986,532	10,958
Freddie Mac, 0.728%, 7/24/2024 (i)	4,161,214	12,221
Freddie Mac, 0.637%, 7/25/2024 (i)	14,179,000	60,512
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	593,077	561,415
Freddie Mac, 0.438%, 8/25/2024 (i)	15,246,000	62,501
Freddie Mac, 0.506%, 8/25/2024 (i)	24,514,275	76,210
Freddie Mac, 3.064%, 8/25/2024	763,697	747,433
Freddie Mac, 0.464%, 10/25/2024 (i)	17,772,036	41,437
Freddie Mac, 0.399%, 11/25/2024 (i)	15,385,000	51,429
Freddie Mac, 2.67%, 12/25/2024	1,261,000	1,218,589
Freddie Mac, 0.777%, 6/25/2027 (i)	13,682,000	304,139
Freddie Mac, 0.885%, 6/25/2027 (i)	4,557,282	101,827
Freddie Mac, 0.705%, 7/25/2027 (i)	11,695,646	211,101

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.458%, 8/25/2027 (i)	$9,650,000	$122,193
Freddie Mac, 0.552%, 8/25/2027 (i)	6,418,847	89,537
Freddie Mac, 0.406%, 9/25/2027 (i)	10,419,000	113,469
Freddie Mac, 0.323%, 11/25/2027 (i)	16,290,000	135,292
Freddie Mac, 0.413%, 11/25/2027 (i)	11,397,265	112,056
Freddie Mac, 0.454%, 11/25/2027 (i)	10,148,109	116,903
Freddie Mac, 0.375%, 12/25/2027 (i)	10,109,000	101,990
Freddie Mac, 0.415%, 12/25/2027 (i)	11,210,000	133,025
Freddie Mac, 0.491%, 12/25/2027 (i)	17,320,556	230,673
Freddie Mac, 1.219%, 7/25/2029 (i)	825,381	41,748
Freddie Mac, 1.267%, 8/25/2029 (i)	5,176,066	275,994
Freddie Mac, 1.915%, 4/25/2030 (i)	900,000	86,782
Freddie Mac, 1.985%, 4/25/2030 (i)	2,701,417	263,548
Freddie Mac, 1.768%, 5/25/2030 (i)	1,301,002	116,678
Freddie Mac, 1.906%, 5/25/2030 (i)	3,334,078	321,684
Freddie Mac, 1.436%, 6/25/2030 (i)	1,327,631	97,749
Freddie Mac, 1.703%, 8/25/2030 (i)	1,191,673	105,450
Freddie Mac, 1.262%, 9/25/2030 (i)	775,587	51,153
Freddie Mac, 1.171%, 11/25/2030 (i)	1,356,411	84,067
Freddie Mac, 0.419%, 1/25/2031 (i)	5,318,281	95,410
Freddie Mac, 0.872%, 1/25/2031 (i)	2,233,850	103,386
Freddie Mac, 1.026%, 1/25/2031 (i)	1,493,151	82,054
Freddie Mac, 0.611%, 3/25/2031 (i)	4,284,456	126,431
Freddie Mac, 0.828%, 3/25/2031 (i)	1,837,683	82,189
Freddie Mac, 1.325%, 5/25/2031 (i)	822,353	60,458
Freddie Mac, 1.039%, 7/25/2031 (i)	1,237,840	72,452
Freddie Mac, 0.608%, 8/25/2031 (i)	1,664,849	52,644
Freddie Mac, 0.632%, 9/25/2031 (i)	5,442,448	190,997
Freddie Mac, 0.955%, 9/25/2031 (i)	1,567,181	83,395
Freddie Mac, 0.441%, 11/25/2031 (i)	8,030,040	187,665
Freddie Mac, 0.597%, 12/25/2031 (i)	7,179,988	231,433
Freddie Mac, 0.665%, 12/25/2031 (i)	12,162,189	439,167
Freddie Mac, 0.432%, 11/25/2032 (i)	8,321,186	155,519
Freddie Mac, 5%, 9/01/2033 - 1/15/2040	850,593	832,650
Freddie Mac, 5.5%, 12/01/2033 - 2/01/2037	594,894	586,147
Freddie Mac, 6%, 4/01/2034 - 6/01/2037	761,940	764,459
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	370,228	374,212
Freddie Mac, 5.5%, 2/15/2036 (i)	52,353	8,288
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	2,167,679	1,986,658
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	6,399,806	5,678,964
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	8,285,121	7,096,956
Freddie Mac, 4.5%, 12/15/2040 (i)	32,994	2,691
Freddie Mac, 4%, 8/15/2044 (i)	54,335	6,183
Freddie Mac, 3.25%, 11/25/2061	599,373	496,045
Freddie Mac, UMBS, 2%, 12/01/2031 - 4/01/2052	34,993,050	27,332,628
Freddie Mac, UMBS, 6.5%, 10/01/2034	21,730	22,071
Freddie Mac, UMBS, 5%, 10/01/2035 - 7/31/2053	2,017,941	1,909,299
Freddie Mac, UMBS, 6%, 1/01/2036 - 3/01/2036	64,657	63,910
Freddie Mac, UMBS, 3%, 4/01/2037 - 2/01/2053	5,176,785	4,297,450
Freddie Mac, UMBS, 2.5%, 5/01/2037 - 7/01/2052	13,962,503	11,202,763
Freddie Mac, UMBS, 4.5%, 6/01/2038 - 10/01/2052	3,914,429	3,630,210
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	2,232,460	1,939,052
Freddie Mac, UMBS, 4%, 8/01/2047 - 10/01/2052	5,882,821	5,251,452
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 2/01/2052	3,425,874	2,466,372
Freddie Mac, UMBS, 5.5%, 7/01/2052 - 4/01/2053	710,786	691,512
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	904,945	918,795
Ginnie Mae, 5.5%, 5/15/2033 - 8/20/2053	13,032,713	12,659,978
Ginnie Mae, 4.5%, 7/20/2033 - 12/20/2052	8,348,082	7,759,806
Ginnie Mae, 5%, 7/20/2033 - 8/20/2053	8,779,760	8,327,067

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	$5,144,591	$4,670,675
Ginnie Mae, 3.5%, 12/15/2041 - 3/20/2048	3,389,718	3,027,828
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	10,509,961	8,967,365
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052	15,467,653	12,649,010
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	6,907,235	5,462,265
Ginnie Mae, 0.584%, 2/16/2059 (i)	2,354,551	79,251
Ginnie Mae, TBA, 6%, 10/15/2053	2,550,000	2,526,691
Ginnie Mae, TBA, 3.5%, 10/23/2053	3,200,000	2,802,750
Ginnie Mae, TBA, 6.5%, 10/23/2053	1,375,000	1,382,734
UMBS, TBA, 5%, 10/24/2038	1,575,000	1,533,656
UMBS, TBA, 2%, 10/12/2053	1,175,000	893,643
		$273,997,094
Municipals – 0.4%
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	$3,685,000	$4,284,907
Rhode Island Student Loan Authority Education Loan Rev., Taxable, 6.081%, 12/01/2042	2,820,000	2,596,575
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	1,059,000	848,152
		$7,729,634
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$414,000	$374,538
Natural Gas - Pipeline – 0.0%
APA Infrastructure Ltd., 4.25%, 7/15/2027 (n)	$253,000	$238,616
Network & Telecom – 0.1%
Verizon Communications, Inc., 3.15%, 3/22/2030	$1,053,000	$898,776
Verizon Communications, Inc., 4.812%, 3/15/2039	1,877,000	1,617,501
		$2,516,277
Oils – 0.2%
Phillips 66 Co., 2.15%, 12/15/2030	$2,934,000	$2,310,112
Valero Energy Corp., 6.625%, 6/15/2037	2,124,000	2,177,377
		$4,487,489
Other Banks & Diversified Financials – 0.4%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$5,881,000	$5,009,650
Northern Trust Corp., 6.125%, 11/02/2032	2,959,000	2,921,724
		$7,931,374
Pollution Control – 0.3%
Republic Services, Inc., 1.45%, 2/15/2031	$851,000	$639,481
Waste Management, Inc., 4.875%, 2/15/2034	5,777,000	5,467,194
		$6,106,675
Real Estate - Office – 0.1%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$1,316,000	$949,940
Real Estate - Other – 0.2%
Public Storage Operating, REIT, 5.1%, 8/01/2033	$4,289,000	$4,099,899
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$172,000	$153,203
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	1,681,000	1,467,519
Realty Income Corp., REIT, 3.25%, 1/15/2031	485,000	407,541
		$2,028,263

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$2,106,000	$1,400,830
Specialty Stores – 0.1%
Genuine Parts Co., 2.75%, 2/01/2032	$3,528,000	$2,756,144
Telecommunications - Wireless – 0.5%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$2,565,000	$2,354,664
Rogers Communications, Inc., 3.8%, 3/15/2032	5,197,000	4,318,843
T-Mobile USA, Inc., 2.05%, 2/15/2028	1,892,000	1,626,893
T-Mobile USA, Inc., 4.5%, 4/15/2050	2,244,000	1,720,766
Vodafone Group PLC, 5.625%, 2/10/2053	750,000	664,633
		$10,685,799
Tobacco – 0.4%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$4,780,000	$4,457,448
Philip Morris International, Inc., 5.125%, 11/17/2027	869,000	850,916
Philip Morris International, Inc., 5.625%, 11/17/2029	374,000	369,758
Philip Morris International, Inc., 5.125%, 2/15/2030	1,404,000	1,346,495
Philip Morris International, Inc., 5.75%, 11/17/2032	1,653,000	1,612,873
		$8,637,490
Transportation - Services – 0.0%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$757,000	$819,302
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.77%, 4/01/2024	$14,362	$14,260
Small Business Administration, 5.18%, 5/01/2024	18,803	18,668
Small Business Administration, 5.52%, 6/01/2024	866	864
Small Business Administration, 4.99%, 9/01/2024	16,776	16,559
Small Business Administration, 4.95%, 3/01/2025	1,035	1,027
Small Business Administration, 5.11%, 8/01/2025	105,020	103,241
		$154,619
U.S. Treasury Obligations – 7.6%
U.S. Treasury Bonds, 1.75%, 8/15/2041	$4,700,000	$2,926,851
U.S. Treasury Bonds, 2.375%, 2/15/2042	6,600,000	4,561,992
U.S. Treasury Bonds, 4%, 11/15/2042	6,000,000	5,325,469
U.S. Treasury Bonds, 2.875%, 5/15/2043	9,096,000	6,738,857
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	6,652,775
U.S. Treasury Bonds, 3%, 11/15/2045	3,638,000	2,690,841
U.S. Treasury Bonds, 2.875%, 5/15/2049	900,000	642,023
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)	43,390,000	27,771,295
U.S. Treasury Bonds, 2.25%, 2/15/2052	7,800,000	4,786,641
U.S. Treasury Bonds, 4.125%, 8/15/2053	2,300,000	2,087,969
U.S. Treasury Notes, 4.625%, 6/30/2025	10,400,000	10,311,031
U.S. Treasury Notes, 4.75%, 7/31/2025	15,900,000	15,794,414
U.S. Treasury Notes, 0.375%, 11/30/2025	33,750,000	30,579,346
U.S. Treasury Notes, 2.5%, 3/31/2027	36,700,000	34,089,426
U.S. Treasury Notes, 4%, 11/15/2052	2,700,000	2,393,086
		$157,352,016
Utilities - Electric Power – 1.0%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$1,273,000	$1,269,253
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	250,000	197,628
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	3,995,000	3,795,980
Duke Energy Corp., 2.65%, 9/01/2026	294,000	270,426
Duke Energy Corp., 4.5%, 8/15/2032	3,023,000	2,719,363
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	926,000	936,779
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	392,000	299,864

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Evergy, Inc., 2.9%, 9/15/2029	$959,000	$819,085
Exelon Corp., 4.05%, 4/15/2030	1,632,000	1,468,816
FirstEnergy Corp., 3.4%, 3/01/2050	1,078,000	670,030
Georgia Power Co., 3.7%, 1/30/2050	147,000	103,015
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	1,333,000	1,284,449
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	924,000	723,625
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	2,121,000	2,152,760
Pacific Gas & Electric Co., 2.1%, 8/01/2027	480,000	410,433
Pacific Gas & Electric Co., 3%, 6/15/2028	1,410,000	1,209,616
Pacific Gas & Electric Co., 2.5%, 2/01/2031	1,738,000	1,322,236
Pacific Gas & Electric Co., 3.3%, 8/01/2040	926,000	592,893
Xcel Energy, Inc., 3.4%, 6/01/2030	968,000	836,048
		$21,082,299
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$1,135,000	$884,460
Total Bonds		$825,001,249
Preferred Stocks – 0.7%
Computer Software - Systems – 0.2%
Samsung Electronics Co. Ltd.	117,120	$4,730,280
Consumer Products – 0.5%
Henkel AG & Co. KGaA	143,154	$10,217,241
Total Preferred Stocks		$14,947,521
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 5.4% (v)	23,576,344	$23,581,059

Other Assets, Less Liabilities – 0.1%		1,820,873
Net Assets – 100.0%		$2,063,690,207
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $23,581,059 and $2,038,288,275, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $151,581,672, representing 7.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 6.434% ((SOFR - 1mo. + 0.11448%) + 1%), 4/25/2038	3/19/2021	$1,264,502	$1,251,062
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 7.234% ((SOFR - 1mo. + 0.11448%) + 1.8%), 11/25/2036	11/12/2021	1,130,000	1,092,636
Total Restricted Securities			$2,343,698
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt

Portfolio of Investments (unaudited) – continued
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 9/30/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	284	$31,683,750	December – 2023	$850,720
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	130	$26,352,422	December – 2023	$(67,497)
U.S. Treasury Note 5 yr	Long	USD	617	65,006,734	December – 2023	(487,118)
U.S. Treasury Ultra Bond 30 yr	Long	USD	140	16,616,250	December – 2023	(1,239,815)
						$(1,794,430)
At September 30, 2023, the fund had liquid securities with an aggregate value of $1,412,568 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,131,870,072	$—	$—	$1,131,870,072
Germany	13,622,602	10,217,241	—	23,839,843
United Kingdom	—	17,529,066	—	17,529,066
Canada	11,930,936	—	—	11,930,936
Switzerland	—	10,897,242	—	10,897,242
Taiwan	7,269,359	—	—	7,269,359
France	—	5,220,228	—	5,220,228
South Korea	4,730,280	—	—	4,730,280
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	157,506,635	—	157,506,635
Non - U.S. Sovereign Debt	—	624,127	—	624,127
Municipal Bonds	—	7,729,634	—	7,729,634
U.S. Corporate Bonds	—	183,909,492	—	183,909,492
Residential Mortgage-Backed Securities	—	274,086,163	—	274,086,163
Commercial Mortgage-Backed Securities	—	44,191,007	—	44,191,007
Asset-Backed Securities (including CDOs)	—	82,002,904	—	82,002,904
Foreign Bonds	—	74,951,287	—	74,951,287
Mutual Funds	23,581,059	—	—	23,581,059
Total	$1,193,004,308	$868,865,026	$—	$2,061,869,334
Other Financial Instruments
Futures Contracts – Assets	$850,720	$—	$—	$850,720
Futures Contracts – Liabilities	(1,794,430)	—	—	(1,794,430)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$23,640,356	$296,192,589	$296,248,834	$76	$(3,128)	$23,581,059
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,028,841	$—